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                                                               [LOGO OF MetLife]

Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account UL
     File Nos. 033-47927 and 811-06025
     (Equity Advantage VUL and UL II)
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the SAI contained in Post-Effective Amendment No. 31 for the Account filed electronically with the Commission on April 13, 2017.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Assistant General Counsel